Investment in Associates and Joint Ventures (Tables)	12 Months Ended
Oct. 31, 2023
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements	The following tables represent the gross amount of Schwab’s total assets, liabilities, net revenues, net income available to common stockholders, other comprehensive income (loss), and comprehensive income (loss).

Summarized Financial Information
(millions of Canadian dollars)		As at
	September 30 2023	September 30 2022
Total assets	$644,139	$797,759

Total liabilities	592,923	746,596

(millions of Canadian dollars)	For the years ended September 30
	2023	2022
Total net revenues	$26,811	$25,533
Total net Income available to common stockholders	7,483	8,014
Total other comprehensive income (loss)	3,247	(31,223)

Total comprehensive income (loss)	10,730	(23,209)